Contract assets	12 Months Ended
Dec. 31, 2024
Contract assets
Contract assets

5. Contract assets

As of December 31,
2024
RMB
Contract assets - current	259,594
Less: valuation allowance	(76)
Total	259,518

Contract assets increased from nil as of December 31, 2023 to RMB259,518 as of December 31, 2024, primarily driven by revenue recognized in excess of billings from the photovoltaic business.